Share-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Share-Based Compensation Expenses Related to Restricted Shares
The allocation of share-based compensation expense was as follows:

	Year Ended December 31,	Nine Months Ended September 30,
	2019	2019	2020
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	470	467	224,619	33,083
Administrative expenses	514,733	514,726	167,957	24,737

	515,203	515,193	392,576	57,820

Summary of Stock Options Activities
The following table sets forth the stock options activities of 2017 Plan for the nine months ended September 30, 2020 is presented below:

	Number of shares	Weighted average exercise price US$	Weighted average remaining contractual term	Aggregate intrinsic value US$
Outstanding as of December 31, 2019	9,812,881	0.93	7.76	47,671
Exercised	(115,888)	1.00	—	—
Forfeited	(336,377)	1.00	—	—
Surrendered (Note 15 (h))	(332,566)	1.00	—	—

Outstanding as of September 30, 2020	9,028,050	0.93	7.01	175,576

Exercisable as of September 30, 2020	8,047,548	0.92	6.91	156,567

Summary of Valuation Assumptions Used
The Group determined the fair value of the put right with the assistance of an independent third-party valuation firm. The Group used the option pricing model (finnerty model) to estimate the fair value of the put right using the following assumptions:

	As of September 15, and September 30,
	2020
Expected terms (Year)		4
Estimated volatility		55.2%
Spot price	US$	143,401
Probability of triggering event for redemption option		65%

2017 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Nonvested Share Activity [Table Text Block]
A summary of
non-vested
stock option activities for the nine months ended September 30, 2020 is presented below:

	Number of shares	Weighted average Grant date fair value US$
Non-vested at December 31, 2019	9,812,881	2.10
Vested	(8,047,548)	1.74
Exercised	(115,888)	2.14
Forfeited	(336,377)	2.26
Surrendered	(332,566)	1.47

Non-vested at September 30, 2020	980,502	5.02

2018 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Options Activities
The following table sets forth the stock options activities of 2018 Plan for the nine months ended September 30, 2020 is presented below:

	Number of shares	Weighted average exercise price US$	Weighted average remaining contractual term	Aggregate intrinsic value US$
Outstanding as of December 31, 2019	13,536,588	1.00	9.15	64,840
Surrendered (Note 15 (h))	(2,544,917)	1.00	—	—

Outstanding as of September 30, 2020	10,991,671	1.00	8.40	213.764

Exercisable as of September 30, 2020	10,166,671	1.00	8.40	197,720

Schedule of Nonvested Share Activity [Table Text Block]
A summary of
non-vested
stock option activities for the nine months ended September 30, 2020 is presented below:

	Number of shares	Weighted average grant-date fair value US$
Non-vested at December 31, 2019	3,098,500	5.57
Vested	(2,273,500)	5.57

Non-vested at September 30, 2020	825,000	5.57

2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Options Activities
The following table sets forth the stock options activities of 2019 Plan for the nine months ended September 30, 2020 presented:

	Number of shares	Weighted average exercise price US$	Weighted average remaining contractual term	Aggregate intrinsic value US$
Outstanding as of December 31, 2019	—	—	—	—
Granted	72,000	6.09	—	—

Outstanding as of September 30, 2020	72,000	6.09	9.59	1,034

Exercisable as of September 30, 2020	—	—	—	—

Summary of Valuation Assumptions Used
Stock options granted to the 3 independent directors were measured at fair value on the dates of grant using the Binomial Option Pricing Model with the following assumptions:

Nine Months Ended September 30,
2020
Expected volatility	54.88%
Risk-free interest rate (per annum)	0.79%
Exercise multiple	2.80
Expected dividend yield	—
Contractual term (in years)	10

Schedule of Nonvested Share Activity [Table Text Block]
A summary of
non-vested
stock options activity for the nine months ended September 30, 2020 is presented below:

	Number of shares	Weighted average grant-date fair value US$
Non-vested at December 31, 2019	—	—
Granted	72,000	6.09

Non-vested at September 30, 2020	72,000	6.09

2020 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Options Activities	The following table sets forth the stock options activities of 2020 Plan for the nine months ended September 30, 2020:
Summary of Valuation Assumptions Used
Stock options granted to the employees were measured at fair value on the dates of grant using the Binomial Option Pricing Model with the following assumptions:

Nine Months Ended September 30,
2020
Expected volatility	56.51%
Risk-free interest rate (per annum)	0.86%
Exercise multiple	2.20-2.80
Expected dividend yield	—
Contractual term (in years)	10

Schedule of Nonvested Share Activity [Table Text Block]
A summary of
non-vested
stock option activities for the nine months ended September 30, 2020 is presented below:

	Number of shares	Weighted average grant-date fair value US$
Non-vested at December 31, 2019	—	—
Granted	1,068,733	8.65
Forfeited	(18,693)	8.65

Non-vested at September 30, 2020	1,050,040	8.65

Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Share-Based Compensation Expenses Related to Restricted Shares
Share-based compensation expenses related to restricted shares are included in:

	Year Ended December 31,	Nine Months Ended September 30,
	2019	2019	2020
	RMB	RMB	RMB	US$ (Note 2.5)
Research and development expenses	470	467	—	—
Administrative expenses	1,096	1,089	—	—

	1,566	1,556	—	—

Restricted Shares [Member] | 2018 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Options Activities	The following table sets forth the restricted share units subject to terms and conditions under 2018 Plan for the nine months ended September 30, 2020:
Schedule of Nonvested Restricted Stock Units Activity
A summary of
non-vested
restricted share units activities for the nine months ended September 30, 2020 is presented below:

	Number of restricted share units	Weighted average grant-date fair value US$
Non-vested at December 31, 2019	—	—
Granted	1,328,120	13.34
Vested	(558,200)	13.98

Non-vested at September 30, 2020	769,920	12.88

Restricted Shares [Member] | 2020 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Stock Options Activities
The following table sets forth the restricted share units of 2020 Plan for the nine months ended September 30, 2020:

	Number of restricted share units	Weighted average exercise price US$	Weighted average remaining contractual term	Aggregate intrinsic value US$
Outstanding as of December 31, 2019	—	—	—	—
Granted	3,564,798	—	—	—
Forfeited	(13,461)	—	—	—

Outstanding as of September 30, 2020	3,551,337	—	9.91	72,617

Schedule of Nonvested Restricted Stock Units Activity
A summary of
non-vested
restricted share units activities for the nine months ended September 30, 2020 is presented below:

	Number of restricted share units	Weighted average grant-date fair value US$
Non-vested at December 31, 2019	—	—
Granted	3,564,798	13.63
Forfeited	(13,461)	11.75

Non-vested at September 30, 2020	3,551,337	13.68